CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Balance Sheets) (Parenthetical) (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, shares authorized	2,000,000,000
Class A Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	1,599,935,000	700,000,000
Ordinary shares, shares issued	710,078,070	430,127,692	420,001,792
Ordinary shares, shares outstanding	710,078,070	430,127,692	420,001,792
Class A Ordinary shares [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	1,599,935,000	700,000,000
Ordinary shares, shares issued	710,078,070	430,127,692
Ordinary shares, shares outstanding	710,078,070	430,127,692
Class B Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	400,000,000	300,000,000
Ordinary shares, shares issued	99	99	10,000,099
Ordinary shares, shares outstanding	99	99	10,000,099
Class B Ordinary shares [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	400,000,000	300,000,000
Ordinary shares, shares issued	99	99
Ordinary shares, shares outstanding	99	99
Class A preference shares [Member]
Condensed Financial Statements, Captions [Line Items]
Preference Shares, Par Value	$ 0.00005	$ 0.00005
Preference Shares, Shares Authorized	65,000	0
Preference Shares, Shares Issued	65,000	0
Preference Shares, Shares Outstanding	65,000	0
Class A preference shares [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Preference Shares, Par Value	$ 0.00005	$ 0.00005
Preference Shares, Shares Authorized	65,000	0
Preference Shares, Shares Issued	65,000	0
Preference Shares, Shares Outstanding	65,000	0